11. SEGMENT INFORMATION (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
SEGMENT INFORMATION
Identifiable Assets	$ 92,784,050	$ 97,395,105
USA [Member]
SEGMENT INFORMATION
Identifiable Assets	47,375,552	49,405,542
Canada [Member]
SEGMENT INFORMATION
Identifiable Assets	43,398,773	45,822,245
Australia [Member]
SEGMENT INFORMATION
Identifiable Assets	1,614,642	1,642,736
Mongolia [Member]
SEGMENT INFORMATION
Identifiable Assets	363,644	504,408
Other Country [Member]
SEGMENT INFORMATION
Identifiable Assets	$ 31,439	$ 20,174